Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT3-0126
1.9868588.109
U.S. Treasury Obligations - 98.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	10,018,027
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	22,637,000	14,497,407
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	35,719
US Treasury Bonds 1.375% 11/15/2040	2.22 to 2.31	24,934,300	16,511,182
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,120,999
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	45,337,500	24,613,303
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	61,471,631
US Treasury Bonds 1.875% 11/15/2051	2.50 to 4.41	66,263,000	37,886,388
US Treasury Bonds 1.875% 2/15/2041	2.27	14,329,000	10,209,972
US Treasury Bonds 1.875% 2/15/2051	2.38 to 4.40	102,531,000	59,211,653
US Treasury Bonds 2% 11/15/2041	2.14 to 3.45	71,400,000	50,841,820
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	18,611,072
US Treasury Bonds 2% 8/15/2051	3.23 to 4.83	76,045,000	45,041,810
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	35,590,969
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	50,528,682
US Treasury Bonds 2.25% 8/15/2046	3.41	1,600,000	1,080,000
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	51,628
US Treasury Bonds 2.375% 2/15/2042	3.24	32,900,000	24,680,820
US Treasury Bonds 2.375% 5/15/2051	4.47 to 4.54	77,137,000	50,175,208
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,740,162
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.78	16,923,000	12,076,808
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	25,983,000	18,485,483
US Treasury Bonds 2.75% 11/15/2042	4.05	13,826,000	10,840,988
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	232,451
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	47,064,676
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.25	5,231,000	3,834,568
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	4,006,211
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	40,236,401
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	8,108
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	8,936,719
US Treasury Bonds 2.875% 8/15/2045	1.43 to 4.94	58,254,000	44,757,731
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	50,152,867
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	45,239,789
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	41,366,103
US Treasury Bonds 3% 2/15/2048	3.07 to 4.97	7,159,000	5,468,525
US Treasury Bonds 3% 2/15/2049	4.59	13,911,000	10,523,998
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	11,603,653
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	31,254,445
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	69,492,000	53,508,840
US Treasury Bonds 3% 8/15/2048	3.80 to 4.55	13,608,000	10,341,017
US Treasury Bonds 3% 8/15/2052	3.02 to 4.67	100,400,000	74,170,500
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	41,364,000	34,850,786
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,738,500
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	22,454,638
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,508
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,453,892
US Treasury Bonds 3.375% 5/15/2044	3.50 to 4.46	61,800,000	52,124,438
US Treasury Bonds 3.375% 8/15/2042	4.93	10,700,000	9,222,898
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	291,461
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	9,607,898
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	49,221,211
US Treasury Bonds 3.625% 5/15/2053	4.25 to 4.54	13,900,000	11,583,152
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	37,545,459
US Treasury Bonds 3.875% 5/15/2043	4.78	3,000,000	2,746,798
US Treasury Bonds 4% 11/15/2052	4.40	41,900,000	37,407,207
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	91,100,000	83,075,371
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	78,431
US Treasury Bonds 4.25% 2/15/2054	4.44 to 4.51	37,100,000	34,547,926
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,589,760
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	340,571
US Treasury Bonds 4.375% 2/15/2038	2.80 to 4.13	10,184,000	10,412,742
US Treasury Bonds 4.375% 5/15/2041	3.28 to 3.79	7,517,000	7,450,052
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	30,108,750
US Treasury Bonds 4.5% 2/15/2036	2.61 to 3.34	24,732,200	25,846,115
US Treasury Bonds 4.5% 2/15/2044	4.68	10,900,000	10,769,711
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	25,090,699
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	14,988,793
US Treasury Bonds 4.625% 11/15/2045	4.63	10,800,000	10,791,563
US Treasury Bonds 4.625% 11/15/2055	4.67	14,500,000	14,395,781
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	5,132
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	50,482,396
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	21,908,351
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	37,400,000	37,779,844
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,800
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	11,485,465
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.89	30,700,000	31,069,359
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	51,800,000	52,447,500
US Treasury Bonds 4.875% 8/15/2045	4.87	8,000,000	8,250,000
US Treasury Bonds 5% 5/15/2037	2.90 to 4.31	4,967,000	5,382,986
US Treasury Bonds 5% 5/15/2045	4.85 to 4.92	13,500,000	14,151,797
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	33,144,017
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,938,491
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	146,535,122
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	129,084,115
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,517,051
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	40,060
US Treasury Bonds 6.625% 2/15/2027	2.93 to 3.60	9,550,000	9,914,094
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	78,238,572
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	58,408,664
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	104,800,000	98,999,157
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	114,446,948
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	38,920,000	37,202,047
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	24,682,993
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	72,235,171
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,647,458
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	14,178,631
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	17,032,493
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	135,932,837
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	113,210,559
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	115,568,792
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.72	64,580,900	56,641,990
US Treasury Notes 1% 7/31/2028	3.07 to 3.92	117,409,000	110,015,902
US Treasury Notes 1.125% 2/28/2027	3.63 to 4.57	85,938,000	83,376,645
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	28,448,086
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	121,065,007
US Treasury Notes 1.25% 12/31/2026	1.61 to 4.30	85,700,000	83,560,847
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	37,548,033
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	25,133,680
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	48,640,743
US Treasury Notes 1.25% 6/30/2028	3.04 to 4.16	147,635,000	139,520,842
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	207,366,000	181,591,053
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,855,483
US Treasury Notes 1.375% 10/31/2028	4.27	30,000,000	28,246,875
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	51,033,507
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	22,242,820
US Treasury Notes 1.5% 1/31/2027	1.84 to 3.89	65,000,000	63,446,094
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	40,097,754
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	28,333,169
US Treasury Notes 1.625% 5/15/2031	1.39 to 4.41	209,193,000	188,379,930
US Treasury Notes 1.625% 8/15/2029	2.67 to 4.34	121,862,000	113,950,490
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	72,673,250
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	20,487,324
US Treasury Notes 1.75% 12/31/2026	3.64	39,400,000	38,624,313
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	74,954,385
US Treasury Notes 1.875% 2/28/2027	3.07	28,700,000	28,105,820
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,754,886
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,772,117
US Treasury Notes 2.25% 2/15/2027	2.40 to 3.18	44,880,000	44,173,491
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,645,589
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	84,166,066
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,769,831
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	156,725,834
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	57,253,373
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,673,844
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	90,383,541
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,864,273
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	90,432,875
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	30,407,781
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	64,846,524
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	72,845,156
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	52,020,030
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.10	126,700,000	120,384,797
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	91,421,185
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	26,228,653
US Treasury Notes 3.125% 8/31/2027	4.08	49,400,000	49,062,305
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,702,582
US Treasury Notes 3.25% 6/30/2027	3.58	73,300,000	72,976,449
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,966,379
US Treasury Notes 3.375% 11/30/2027	3.50	51,600,000	51,487,125
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	98,906,688
US Treasury Notes 3.375% 9/15/2028	3.62	14,100,000	14,055,938
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	47,774,637
US Treasury Notes 3.5% 11/15/2028	3.49	22,600,000	22,605,297
US Treasury Notes 3.5% 2/15/2033	3.82 to 4.53	61,800,000	60,585,726
US Treasury Notes 3.5% 9/30/2027	3.61	19,200,000	19,194,750
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	87,900,000	87,975,540
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,512,188
US Treasury Notes 3.625% 8/15/2028	3.58	40,100,000	40,237,844
US Treasury Notes 3.625% 8/31/2027	3.61	27,100,000	27,143,402
US Treasury Notes 3.625% 8/31/2030	3.69	1,000,000	1,001,015
US Treasury Notes 3.625% 9/30/2030	3.74	17,500,000	17,516,406
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	1,992,968
US Treasury Notes 3.75% 10/31/2032	3.89	35,900,000	35,815,859
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	72,788,590
US Treasury Notes 3.75% 8/15/2027	3.89	81,700,000	81,990,418
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	905,729
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,545,703
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,124,362
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	22,558,715
US Treasury Notes 3.875% 4/30/2030	3.96	35,600,000	36,026,922
US Treasury Notes 3.875% 7/15/2028	3.89	13,800,000	13,931,531
US Treasury Notes 3.875% 7/31/2027	3.94	54,700,000	54,992,730
US Treasury Notes 3.875% 7/31/2030	3.69 to 3.95	22,200,000	22,465,359
US Treasury Notes 3.875% 8/15/2033	4.03 to 4.57	25,700,000	25,748,188
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	82,672,789
US Treasury Notes 3.875% 8/31/2032	3.92	20,200,000	20,319,148
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,956,082
US Treasury Notes 4% 1/15/2027	4.39	76,700,000	77,023,578
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,420,124
US Treasury Notes 4% 1/31/2031	4.19 to 4.28	113,000,000	114,942,188
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,379,813
US Treasury Notes 4% 11/15/2035	4.02	29,300,000	29,254,219
US Treasury Notes 4% 2/15/2034	4.24 to 4.69	97,000,000	97,765,390
US Treasury Notes 4% 3/31/2030	3.95	32,700,000	33,249,258
US Treasury Notes 4% 4/30/2032	4.16	32,400,000	32,875,875
US Treasury Notes 4% 5/31/2030	3.78	26,100,000	26,549,613
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,595,508
US Treasury Notes 4% 6/30/2032	3.99	29,500,000	29,915,996
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	35,909,476
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	75,200,000	76,225,187
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	46,700,000	47,661,363
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,623,320
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	53,505,457
US Treasury Notes 4.125% 11/15/2032	4.32 to 4.34	45,600,000	46,538,719
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	66,151,688
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,754,035
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	37,397,766
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	31,172,555
US Treasury Notes 4.125% 3/31/2032	4.08	11,800,000	12,056,742
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	52,249,313
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	76,988,368
US Treasury Notes 4.25% 12/31/2026	4.25	32,900,000	33,113,336
US Treasury Notes 4.25% 2/15/2028	3.76	42,000,000	42,667,136
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,909,305
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.39	70,700,000	72,158,188
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	56,500,000	57,594,688
US Treasury Notes 4.375% 1/31/2032	4.11 to 4.44	18,500,000	19,158,340
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	22,239,063
US Treasury Notes 4.375% 12/15/2026	4.50	32,800,000	33,049,860
US Treasury Notes 4.375% 12/31/2029	4.39	17,600,000	18,136,937
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	80,500,000	83,223,164
US Treasury Notes 4.5% 11/15/2033	4.07 to 4.34	63,900,000	66,688,137
US Treasury Notes 4.5% 12/31/2031	4.24 to 4.49	23,100,000	24,081,750
US Treasury Notes 4.5% 5/15/2027	4.68	3,000,000	3,039,727
US Treasury Notes 4.5% 5/31/2029	3.78 to 3.93	66,500,000	68,606,699
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	74,000,000	77,743,334
US Treasury Notes 4.625% 4/30/2029	3.91 to 4.72	50,100,000	51,857,414
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,257,327
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	3,029,820
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	27,783,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,965,854,667)			8,749,526,858

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $56,023,268)	4.02	56,012,066	56,023,268

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $9,021,877,935)	8,805,550,126
NET OTHER ASSETS (LIABILITIES) - 0.7%	66,394,757
NET ASSETS - 100.0%	8,871,944,883

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,080,938	576,003,282	558,061,158	1,098,272	206	-	56,023,268	56,012,066	0.1%
Fidelity Securities Lending Cash Central Fund	20,724,788	527,346,820	548,071,608	22,011	-	-	-	-	0.0%
Total	58,805,726	1,103,350,102	1,106,132,766	1,120,283	206	-	56,023,268

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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